Note 6 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2018 USD ($)
2018 (remainder)	$ 3,167
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	$ 23,064